CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Sales	$ 98,303	$ 194,459	$ 912,103	$ 471,148	$ 1,353,868	$ 0
Cost of Goods Sold	(25,106)	(62,990)	(310,312)	(39,724)	(114,272)	0
Gross Profit	73,197	131,469	601,791	431,424	1,239,596	0
Operating expenses:
Sales commissions	107	104,330	139,634	187,963	660,963	0
Employee compensation	178,872	50,159	562,705	113,748	260,689	4,951
Occupancy	168,489	62,178	467,709	159,889	279,191	101,702
Depreciation and amortization of property and equipment	3,408	12,239	9,604	16,250	8,966	91
Amortization of intangible assets	1,644	1,929	5,988	1,929	4,096	0
Other operating expenses	66,691	205,099	570,820	381,789	737,489	124,322
Total Operating Expenses	419,211	435,934	1,756,460	861,568	1,951,394	231,066
Income (loss) from operations	(346,014)	(304,465)	(1,154,669)	(430,144)	(711,798)	(231,066)
Other Income (Expenses)
Interest expenses	9,430	(247)	9,402	(157)	(3)	(127)
Total Other Income (Expenses)	9,430	(247)	9,402	(157)	(3)	(127)
Loss before Provision for Income Tax	(336,584)	(304,712)	(1,145,267)	(430,301)	(711,801)	(231,193)
Provision for Income Tax	0	0	0	0	0	0
Net loss	$ (336,584)	$ (304,712)	$ (1,145,267)	$ (430,301)	$ (711,801)	$ (231,193)
Net loss per share basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.07)	$ (0.02)
Weighted average common shares outstanding basic and diluted	118,177,885	117,000,000	118,177,885	117,000,000	10,046,601	10,000,000
Comprehensive income (loss)
Net income loss	$ (336,584)	$ (304,712)	$ (1,145,267)	$ (430,301)	$ (711,801)	$ (231,193)
Foreign currency translation adjustment	(10,746)	38,467	72,789	3,395	5,931	(3,935)
Total comprehensive income (loss)	$ (347,330)	$ (266,245)	$ (1,072,478)	$ (426,906)	$ (705,870)	$ (235,128)